Long-Term Loans, Net of Current Maturities (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)
Debt Instrument [Line Items]
Total amount of the loans | ₪		₪ 3,028		₪ 3,134
Less - current maturities	$ 505		$ 400
Long-term loans, net of current maturities	$ 2,523		$ 2,734
Weighted interest rate	3.35%	3.35%